TRADE RECEIVABLES, NET AND CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES, NET AND CONTRACT ASSETS [Abstract]
Changes in Valuation Allowances for Trade Receivables
Valuation allowances for trade receivables have changed as shown in the following table:

	December 31,
(In millions EUR)	2020	2019	2018
Gross Amount	€1,115.1	€970.6	€1,141.3
Opening allowance for doubtful accounts – as measured according to IFRS 9	(42.1)	(46.4)	(46.9)
Change in expected credit loss	(0.7)	0.1	(0.6)
Increase in impairment allowance	(10.2)	(5.1)	(14.5)
Used allowance reversals	3.4	1.3	2.6
Unused allowance reversals	4.1	7.7	4.4
Effects of foreign exchange and other	1.8	0.3	8.6
Other	(12.3)	-	-
Closing allowance for doubtful accounts – as measured according to IFRS 9	(56.0)	(42.1)	(46.4)
Total trade receivables, net	€1,059.1	€928.5	€1,094.9